Short-term Borrowings - Additional Information (Details)				1 Months Ended	12 Months Ended
	Mar. 10, 2025	Oct. 31, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Jan. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	May 27, 2024 USD ($)	May 27, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Jan. 31, 2023 CNY (¥)	Oct. 31, 2020 CNY (¥)
Short-Term Debt [Line Items]
Debt instrument, term					1 year
Weighted average interest rates for the outstanding short-term bank borrowings					3.42%	3.42%			3.56%	3.56%
Short-term borrowings					$ 8,811,599				$ 5,560,027
X-Charge Technology
Short-Term Debt [Line Items]
Percentage of equity interest owned		0.542%										0.542%
X-Charge Technology | Subsequent Event
Short-Term Debt [Line Items]
Percentage of accrued interest on overdue principal amount	12.00%
X-Charge Technology | Investor C
Short-Term Debt [Line Items]
Short-term borrowings							$ 2,100,000	¥ 15,000,000
Short-term Bank Borrowings from SPD Silicon Valley Bank
Short-Term Debt [Line Items]
Short-term borrowings		$ 1,400,000										¥ 10,000,000
Accounts receivable									1,400,000	¥ 10,000,000
Credit Facility with Development Bank of Singapore
Short-Term Debt [Line Items]
Debt instrument, term				4 years
Short-term borrowings				$ 2,800,000							¥ 20,000,000
Accounts receivable | ¥										¥ 4,400,000
Accounts receivables and other receivables									$ 600,000
Short-Term Bank Borrowings and Loan
Short-Term Debt [Line Items]
Short-term borrowings					$ 6,724,904	¥ 48,341,298
Estimated fair value warrants liability		50,000.00										¥ 330,000
Proceeds from warrants liability allocated to short term borrowings		1,400,000	¥ 9,670,000
Adjustment of proceeds from warrant liability allocated to short term borrowings treated as discount on loan		$ 1,400,000	¥ 10,000,000
Effective interest rate		3.40%										3.40%